Investments accounted for using the equity method - aggregate amounts of individually immaterial joint ventures and associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Net profit (loss)	€ 184	€ 208	€ 240
Other comprehensive loss	(104)	(20)	(103)
Aggregated individually immaterial associates
Disclosure Of Joint Ventures And Associates [Line Items]
(Loss)/income from continuing operations	(8)	(2)	6
Net profit (loss)	(8)	(2)	6
Other comprehensive loss	(9)	0	(3)
Total Other comprehensive (loss)/income	(17)	(2)	3
Aggregated individually immaterial joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
(Loss)/income from continuing operations	(62)	(28)	27
Net profit (loss)	(62)	(28)	27
Other comprehensive loss	(80)	(19)	(91)
Total Other comprehensive (loss)/income	€ (142)	€ (47)	€ (64)